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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                  FORM 12b-25

                          NOTIFICATION OF LATE FILING

                                    1-9601
                           (Commission File Number)

     (Check one): Form 10-K | | Form 20-F | | Form 11-K | | Form 10-Q |X|
                  Form 10-D | | Form N-SAR | | Form N-CSR | |


         For Period Ended:  DECEMBER 31, 2007

         | |  Transition Report on Form 10-K
         | |  Transition Report on Form 20-F
         | |  Transition Report on Form 11-K
         | |  Transition Report on Form 10-Q
         | |  Transition Report on Form N-SAR
         For the Transition Period Ended: _________________________

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NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
VERIFIED ANY INFORMATION CONTAINED HEREIN.
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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:


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PART I -- REGISTRANT INFORMATION

                          K-V PHARMACEUTICAL COMPANY
                            Full Name of Registrant

                        Former Name if Applicable: N/A

                            2503 SOUTH HANLEY ROAD
           Address of Principal Executive Office (Street and Number)

                              ST. LOUIS, MO 63144
                           City, State and Zip Code


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PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

        a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

        b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

        c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

On October 11, 2007, the Company's Board of Directors unanimously accepted a final report on the previously submitted findings on the internal investigation of the Company's historical stock option grant practices. The investigation was conducted by a Special Committee of independent board members appointed by the Company's Board of Directors with the assistance of independent legal counsel and forensic accounting experts engaged by the Special Committee.

On October 12, 2007, the Company filed a Current Report on Form 8-K announcing that the Special Committee had completed its investigation. As reported in that Form 8-K, the Company anticipates that it will be necessary to restate its consolidated financial statements for the fiscal years 2003 through 2006 to record additional non-cash stock based compensation expense for the fiscal years 1996 through 2006. In addition, the Company will restate its financial statements and amend its previously filed Form 10-Q for the quarter ended June 30, 2006. The restatement will also include additional payroll taxes and penalties for fiscal years 2004, 2005 and 2006 associated with the previously mentioned stock based compensation expense.

Unrelated to the stock options matter outlined above, additional income tax expense will also be included in the restatement of the Company's consolidated financial statements for the fiscal periods from 2004 through 2006. The additional expense represents an increase in liabilities for uncertain tax positions taken in previous years, partially offset by certain tax refunds. In addition to the restatement adjustments associated with stock options and income taxes, our restated consolidated financial statements for the fiscal years 2003 through 2006 will include an adjustment to reflect the correction of errors related to the recognition of revenue during the fiscal years 2002 through 2006 associated with shipments to customers under FOB destination terms and an adjustment to reduce the estimated liability for employee medical claims incurred but not reported at March 31, 2006.

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Due to the time required to complete the restatement of the Company's financial statements for the periods described above, the Company was not able to file its Quarterly Report on Form 10-Q for the quarter ended December 31, 2007 by the required filing date or by the fifth calendar day following the prescribed due date according to Rule 12b-25.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

  RICHARD H. CHIBNALL                             (314) 645-6600
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        (Name)                                  (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

/ /  Yes   /X/  No

10-Q for the three and six months ended September 30, 2006
10-Q for the three and nine months ended December 31, 2006
10-K for the year ended March 31, 2007
10-Q for the three months ended June 30, 2007
10-Q for the three and six months ended September 30, 2007

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? /X/ Yes / / No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

As indicated in Part III above, the Company is in the process of finalizing the restatement of its financial statements for the fiscal years 2003 through 2006 and the amendment of its previously filed Form 10-Q for the quarter ended June 30, 2006. Because of the resources required to complete the restatement, the Company has not been able to complete the closing process for the quarter ended December 31, 2007 and therefore cannot reasonably estimate its financial results for the quarter at this time. Once the appropriate closing procedures have been completed the Company will be able to provide preliminary results for the quarter.


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                          K-V PHARMACEUTICAL COMPANY
                 (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date: February 15, 2008

By: /s/ Richard H. Chibnall
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Richard H. Chibnall
Vice President, Finance and Principal Accounting Officer